Cash and cash equivalents: (Tables)	12 Months Ended
Mar. 31, 2011
Cash and Cash Equivalents

“Cash and cash equivalents” as of March 31, 2010 and 2011 comprised the following:

	Millions of yen
	2010	2011
Cash	¥277,715	¥305,574
Certificates of deposit	40,000	210,000
Commercial paper	20,000	199,977
Bailment for consumption	20,000	50,000

Total	¥357,715	¥765,551